As filed with the U.S. Securities and Exchange Commission on April 19, 2021

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 68	☒

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 7, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 55 (the “Amendment”) to its Registration Statement (filed on February 5, 2021) with respect to its following eight series, Strategic E-Commerce & Logistics Sector ETF, Strategic Fintech & Digital Payments Sector ETF, Strategic Hotel & Lodging Sector ETF, Strategic Internet of Things Technology ETF, Strategic Healthcare & Life Science Technology ETF, Strategic Apartment & Residential Real Estate ETF, Strategic Streaming & Gaming Technology ETF, and Strategic Technology & E-Commerce Real Estate ETF, until May 7, 2021. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 19th day of April, 2021.

ALPHA ARCHITECT ETF TRUST

By:	/s/ Wesley R. Gray
Wesley R. Gray
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	April 19, 2021
Wesley R. Gray

/s/ John R. Vogel	Treasurer and Chief Financial Officer	April 19, 2021
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	April 19, 2021
Patrick Cleary

/s/ Daniel Dorn	Trustee	April 19, 2021
Daniel Dorn*

/s/ Michael Pagano	Trustee	April 19, 2021
Michael Pagano*

/s/ Emeka Oguh	Trustee	April 19, 2021
Emeka Oguh*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)